Equity - Summary of components of other comprehensive income and related tax expense and tax benefit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity instruments designated as measured at fair value through other comprehensive income
Decrease during the year	¥ (25,696)	¥ (4,021)
Tax benefit	5,399	986
Subtotal, net of tax	(20,297)	(3,035)
Remeasurements of defined benefit plans
Increase (decrease) during the year	2,839	(52,650)	¥ 3,770
Tax (expense) benefit	(679)	12,302	(402)
Subtotal, net of tax	2,160	(40,348)	3,368
Share of other comprehensive income of entities accounted for using the equity method
Increase (decrease) during the year	(84)	(371)	10
Subtotal	(84)	(371)	10
Exchange differences on translating foreign operations
Decrease during the year	(17,014)	(846)	(7,124)
Reclassification adjustments	2,001	(28)	652
Subtotal, before tax	(15,013)	(874)	(6,472)
Tax benefit	237	139	38
Sub-total, net of tax	(14,776)	(735)	(6,434)
Cash flow hedges
(Decrease) increase during the year	87	(125)	(76)
Reclassification adjustments	(29)	(1)	(11)
Subtotal, before tax	58	(126)	(87)
Tax (expense) benefit	(36)	65	(5)
Sub-total, net of tax	22	(61)	(92)
Available-for-sale financial assets
Increase during the year			20,007
Reclassification adjustments			(5,480)
Subtotal, before tax			14,527
Tax expense			(6,065)
Subtotal, net of tax			8,462
Share of other comprehensive income of entities accounted for using the equity method
Decrease during the year	(175)	(2)	(275)
Reclassification adjustments		28	1,795
Subtotal, net of tax	(175)	26	1,520
Total other comprehensive income, net of tax	¥ (33,150)	¥ (44,524)	¥ 6,834